Effects on Initial Application of IFRS 9 and Information for the Years Ended December 31, 2016 and 2017 in Conformity With IAS 39 - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 TWD ($)	Jan. 01, 2018 USD ($)
Disclosure of initial application of standards or interpretations [line items]
Contract assets		$ 299,835	$ 9,795,000
Retained earnings	$ 2,815,966	3,602,663	117,696,000
Deferred tax assets	212,372	$ 226,716	$ 7,407,000
VIGOUR TECHNOLOGY Corporation [member]
Disclosure of initial application of standards or interpretations [line items]
Impairment loss of investments	$ 41,336
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Contract assets				$ (115)	$ (4,000)
Accounts receivable				(1,819)	(59,000)
Other receivables				(5)	(163)
Other receivables-related parties				(2)	(65)
Retained earnings				(1,940)	(63,000)
Deferred tax assets				$ 1	$ 33